Revenue from sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from sale of gold	$ 411,926	$ 511,434	$ 440,603
Royalty expense	(21,526)	(31,217)	(27,611)
Revenue from sale of goods	1,122,995	1,223,942	1,015,670
America [member]
Revenue from sale of goods	370,624	471,863	397,795
Minera Yanacocha SRL and subsidiary [member]
Revenue from sale of gold	658,653	670,905	791,766
Revenue from sale of goods	635,393	645,176	761,193
Minera Yanacocha SRL and subsidiary [member] | Peruvian government [member]
Royalty expense	(2,875)	(4,990)	(6,234)
Minera Yanacocha SRL and subsidiary [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [member]
Royalty expense	(20,385)	(20,739)	(24,339)
Minera Yanacocha SRL and subsidiary [member] | America [member]
Revenue from sale of gold	139,989	179,018	233,043
Minera Yanacocha SRL and subsidiary [member] | Switzerland [Member]
Revenue from sale of gold	$ 518,664	$ 491,887	$ 558,723